Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	¥ 22,982
2022	19,327
2023	17,098
2024	16,691
2025	8,384
Thereafter	372
Net Carrying Amount	¥ 84,854	¥ 89,005